Shareholders' equity (Details Textual) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Shareholders Equity [Line Items]
Repurchase of equity shares for treasury (in shares)	1,015,000	1,015,000
Repurchase of equity shares for treasury	$ 4,426,605	$ 4,426,605